Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax rate, percentage	27.00%	27.00%
Deferred tax assets (in Dollars)	$ 390